ALLOWANCE FOR LOAN LOSSES (Schedule of Reserve Factors) (Details)	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.40%	0.35%	0.15%
Construction First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.75%	0.75%	0.15%
Multi Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.55%	0.50%	0.50%
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	1.00%	1.00%	0.50%